Organization and Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 585	$ 500	$ 500
Provision Charged to Expense	348	102	195
Amounts Written Off	313	17	195
Balance, End of Year	$ 620	$ 585	$ 500